Retirement Cornerstone® Series 17 Series E

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Issued through: Equitable America Variable Account No. 70A and Separate Account No. 70

Contract Classes: Series E

Summary Prospectus for Existing Investors

May 1, 2025

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information ("SAI") for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating summary prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH157169. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series 17 Series E are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series E (“Series E”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix “Investment options available under the contract” in this Summary Prospectus.

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Are There Transaction Charges?

Yes. You may be charged for other transactions including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year under the contract, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract(1)	1.30%	1.30%
Portfolio Company fees and expenses(2)	0.55%	2.88%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.35%	2.30%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2024 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assume that you do not take withdrawals from the contract.

Lowest Annual Cost $1,703	Highest Annual Cost $7,157

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charge

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits (GMIB and Highest Anniversary Value death benefit) and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract”.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Fixed investment options” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus. See also Appendix “Investment options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the fixed investment options, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges and expenses”, “Portfolio of the Trusts” and “Guaranteed Interest Option” in “Purchasing the Contract” and “Transferring your money among investment options” in the Prospectus.

Are There any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

The standard and optional death benefits offered with the contract are available only at contract purchase. Withdrawals could significantly reduce or terminate the death benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Appendix: Investment options available under the contract

Variable Investment Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157169. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the Protected Benefit account table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91%	^	2.82%	-0.30%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.02%	^	7.56%	3.72%	4.33%
Equity	1290 VT Micro Cap(1) — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	20.06%	9.77%	9.92%
Asset Allocation	1290 VT Moderate Growth AllocationΔ — EIMG	1.10%	^	10.84%	4.97%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	-5.56%	6.76%	3.62%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	0.83%	-1.06%	2.12%
Equity	1290 VT Small Cap Value(1) — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT SmartBeta Equity ESG(1) — EIMG; AXA Investment Managers US Inc.	1.10%		16.44%	9.63%	9.42%
Asset Allocation	EQ/AB Dynamic Aggressive GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%	^	14.06%	6.06%	—
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%	^	12.49%	5.42%	—
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		10.75%	4.56%	4.73%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Growth Strategy†(1) — EIMG	1.03%		14.11%	8.06%	7.68%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	8.37%	7.12%	—
Asset Allocation	EQ/American Century Moderate Growth AllocationΔ — EIMG; American Century Investment Management, Inc.	1.15%	^	10.43%	3.68%	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.98%		9.16%	4.90%	5.01%
Equity	EQ/ClearBridge Large Cap Growth ESG(1) — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Equity	EQ/ClearBridge Select Equity Managed Volatility†(1) — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.07%	^	22.43%	13.63%	11.12%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	23.07%	13.16%	11.84%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.97%		7.66%	3.87%	4.11%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%		4.80%	1.82%	2.33%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.41%	0.29%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	4.01%	1.41%	2.60%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.33%	13.90%	12.45%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	24.51%	15.35%	—
Asset Allocation	EQ/Franklin Moderate AllocationΔ — EIMG; Franklin Advisers, Inc.	1.15%	^	7.05%	2.80%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	10.80%	10.34%	—
Asset Allocation	EQ/Goldman Sachs Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	12.30%	5.45%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.89%	9.50%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	9.35%	4.04%	—
Asset Allocation	EQ/Growth Strategy† — EIMG	1.01%		12.42%	7.03%	6.80%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.82%	4.85%	4.93%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	14.85%	11.28%	9.27%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	15.83%	9.02%	9.35%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.17%		0.31%	1.31%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15%	^	8.79%	4.44%	—
Asset Allocation	EQ/Invesco Moderate Growth AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15%	^	10.21%	5.22%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Asset Allocation	EQ/JPMorgan Growth AllocationΔ — EIMG; J.P. Morgan Investment Management Inc.	1.15%	^	11.52%	6.14%	—
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities(1) — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		13.48%	7.94%	7.75%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	7.33%	3.00%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	33.74%	16.06%	15.71%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/MFS International Intrinsic Value(1) — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	6.99%	4.83%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.48%	9.52%	—
Specialty	EQ/MFS Technology(1) — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.11%		36.09%	17.42%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	11.24%	5.57%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.91%	4.33%	4.66%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	0.99%		10.76%	5.96%	5.91%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.53%	^	1.91%	1.86%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.78%	^	2.01%	-0.16%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	1.58%	4.92%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	6.72%	4.92%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.01%		30.87%	15.48%	14.38%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This investment option is only available if you purchased your contract on or after approximately October 22, 2018.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund(1) — Capital Research and Management Company	1.15%	^	2.12%	2.74%	5.54%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	6.33%	4.29%	5.96%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.73%	^	0.98%	0.07%	1.42%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%	^	8.93%	5.72%	5.32%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.04%	^	31.39%	15.88%	15.01%
Equity	ClearBridge Variable Appreciation Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.95%		22.37%	12.50%	—
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.06%		9.73%	6.35%	7.02%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.19%		7.68%	4.25%	3.93%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%		17.18%	11.06%	8.94%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.89%		5.78%	2.54%	3.34%
Asset Allocation	First Trust Multi Income Allocation Portfolio — First Trust Advisors L.P.; Energy Income Partners, LLC, Stonebridge Advisors LLC	1.16%	^	9.98%	5.05%	4.79%
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.18%		6.01%	4.48%	6.14%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	9.15%	5.57%	5.38%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.72%	^	7.20%	5.29%	5.27%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		24.76%	—	—
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		12.96%	7.37%	7.57%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		11.91%	8.12%	7.09%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.14%		7.59%	2.72%	3.55%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		16.79%	8.83%	7.68%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		17.85%	10.60%	7.82%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.99%		6.72%	1.90%	3.73%
Asset Allocation	Macquarie VIP Asset Strategy Series(1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.85%	^	12.44%	6.55%	5.26%
Fixed Income	Macquarie VIP High Income Series — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%		6.19%	3.51%	4.13%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	0.99%	^	19.22%	11.12%	10.81%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.97%	^	15.98%	12.16%	12.91%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	2.38%	^	3.97%	6.98%	1.55%
Fixed Income	PIMCO Income Portfolio(2) — Pacific Investment Management Company LLC	1.16%		5.30%	2.61%	—
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.68%		-0.15%	6.27%	4.65%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.36%	^	7.67%	0.88%	3.98%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	-11.37%	-4.85%	-2.03%
Specialty	VanEck VIP Global Resources Fund(1) — Van Eck Associates Corporation	1.30%		-3.09%	7.28%	0.57%

^ This Portfolio’s annual expenses reflect temporary fee reductions.

(1) This investment option is only available if you purchased your contract before approximately October 22, 2018.

(2) This investment option is only available if you purchased your contract on or after approximately October 22, 2018.

Protected Benefit Account Restrictions

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
1290 VT Moderate Growth Allocation	EQ/Franklin Moderate Allocation
EQ/AB Dynamic Aggressive Growth	EQ/Goldman Sachs Growth Allocation
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/American Century Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation
EQ/Balanced Strategy	EQ/JPMorgan Growth Allocation
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy

Fixed Investment Options

The following is a list of Fixed investment options currently available under the Contract. We may change the features of the Fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so. If you elect a Guaranteed benefit, you may not invest in the Fixed investment options and may only invest in the Portfolios listed in the Protected Benefit account table above.

See “Fixed investment options” in “Purchasing the contract” in the Prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteedinterest option	N/A	1.00%
Accountfor special dollar cost averaging	3 - 12 months	1.00%

Retirement Cornerstone® Series 17 Series E

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series 17 Series E, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 70. The Prospectus and SAI each dated May 1, 2025 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH157169.

Class/Contract Identifier: C000247525; C000195173

(#866742)